                             HARRIS INSIGHT(R) FUNDS

                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

               SUPPLEMENT DATED DECEMBER 1, 1997 TO THE PROSPECTUS
        DATED MAY 1, 1997 AS REVISED AUGUST 1, 1997 AND OCTOBER 17, 1997


ADOPTION OF NEW SERVICE PLAN TO REPLACE EXISTING SERVICE PLANS

On November 18, 1997, the Funds' Board of Directors and Board of Trustees adopted a new Service Plan for Class A Shares of the Funds. The existing Service Plans, which were adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, were eliminated. As the new Service Plan will no longer authorize payments pursuant to the Plan to be made for distribution purposes, it was not adopted pursuant to Rule 12b-1. This change is effective December 1, 1997.

As a result of this change, the caption "Rule 12b-1 Fees" on page 4 of the Prospectus under the section entitled "EXPENSE INFORMATION - ANNUAL OPERATING EXPENSES" has been changed to "Shareholder Servicing Fees." Under the new Service Plan, the maximum service fees payable by each of the Money Market Funds have been reduced from 0.35% (on an annualized basis) of the average daily net asset value of the Fund's Class A Shares to 0.25% (on an annualized basis). Otherwise, the section entitled "MANAGEMENT - SERVICE PLAN" found on page 19 of the Prospectus remains an accurate description of the new Service Plan.

                                      * * *

CHECKWRITING PRIVILEGE

The Money Market Fund, the Government Money Market Fund and the Tax-Exempt Money Market Fund offer a checkwriting privilege. If you are an investor in one of these Funds and have completed the checkwriting application and signature card, you may redeem shares by writing a check against your account. If you are opening a new account and wish to use checkwriting, you must complete the checkwriting application and signature card when completing the account application. If you already have an account, you may contact the Harris Insight Funds at (800) 982-8782 for the necessary forms.

Upon receipt of the necessary forms, checks will be forwarded to you. The minimum check amount is $500. The checkwriting privilege will be subject to the customary rules and regulations governing checkwriting. If your account is registered as belonging to multiple owners (e.g., as joint tenants), each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent. When the check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check, which enables you to continue earning income on those shares until the check is presented for payment. You should make certain that you own a sufficient number of shares to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds." Checks written for amounts that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days or checks written in amounts of less than $500 may be returned. Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services. The Funds and the Funds' custodian reserve the right to terminate or modify this privilege or to impose a service fee in connection with the privilege.

For information about other services offered by the Harris Insight Funds, see "SHAREHOLDER SERVICES AND POLICIES" in the Prospectus.

DETERMINATION OF NET ASSET VALUE

As described on page 27 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see "HOW TO BUY SHARES" and "HOW TO SELL SHARES" in the Prospectus.

                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares

               SUPPLEMENT DATED DECEMBER 1, 1997 TO THE PROSPECTUS
                 DATED MAY 1, 1997 AS AMENDED NOVEMBER 14, 1997


ELIMINATION OF SALES CHARGE

Effective December 1, 1997, the front-end sales charge assessed on Class A Shares of the Funds has been eliminated. Class A Shares were previously sold with a maximum front-end sales charge of 4.50%. As a result of the elimination of the sales charge, the information contained under the sections entitled "EXPENSE SUMMARY SHAREHOLDER TRANSACTION EXPENSES," "HOW TO BUY SHARES," "GENERAL INFORMATION - HOW PERFORMANCE IS REPORTED" is modified accordingly.

The following text replaces the "EXAMPLE" contained under the section entitled "EXPENSE SUMMARY," on page 8 of the Prospectus.

EXAMPLE

The table below shows what you would pay if you invested $1,000 over the time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

                                               ONE YEAR       THREE YEARS         FIVE YEARS           TEN YEARS
                                               --------       -----------         ----------           ---------
EQUITY FUNDS
  International Fund                            $16                $51               $88                  $191
  Small-Cap Opportunity Fund                     15                 46                79                   174
  Small-Cap Value Fund                           13                 39                68                   150
  Growth Fund                                    14                 43                74                   162
  Equity Fund                                    12                 37                63                   140
  Equity Income Fund                             12                 37                65                   143
  Index Fund                                      7                 22                39                    87
  Balanced Fund                                  12                 36                62                   137
FIXED-INCOME FUNDS
  Convertible Securities Fund                    12                 37                64                   142
  Tax-Exempt Bond Fund                           11                 33                58                   128
  Bond Fund                                       9                 27                47                   105
  Intermediate Tax-Exempt Bond Fund              11                 33                58                   128
  Short/Intermediate Bond Fund                    9                 27                47                   105
  Intermediate Government Bond Fund               8                 24                42                    93
MONEY MARKET FUNDS
  Tax-Exempt Money Market Fund                    5                 17                30                    66
  Money Market Fund                               5                 17                29                    65
  Government Money Market Fund                    6                 17                30                    68

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense tables is to help you understand the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning these costs and expenses, see MANAGEMENT.

FINANCIAL HIGHLIGHTS

The following financial highlights, which are to be inserted as part of the section entitled "FINANCIAL HIGHLIGHTS" beginning on page 10 of the Prospectus, represent selected data for a single Class A Share of each of the Balanced Fund, the Convertible Securities Fund and the Intermediate Government Bond Fund for the periods shown. This data supplements information contained in the Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                        CONVERTIBLE         INTERMEDIATE
                                                 BALANCED FUND        SECURITIES FUND    GOVERNMENT BOND FUND
                                             --------------------   -------------------  --------------------
                                                FOR THE PERIOD         FOR THE PERIOD     FOR THE PERIOD
                                                 04/16/97(1)            03/26/97(1)        04/16/97(1)
                                                 TO 06/30/97            TO 06/30/97        TO 06/30/97
                                             --------------------   -------------------  ------------------
                                                 (UNAUDITED)           (UNAUDITED)          (UNAUDITED)
Net Asset Value, Beginning of Period ..            $ 12.56              $ 29.30              $ 16.06
                                                   -------              -------              -------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .................              0.118                0.290                0.213
Net Realized and Unrealized Gain/(Loss)
     on Investments ...................              1.024                0.745                0.170
                                                   -------              -------              -------

Total from Investment Operations ......              1.142                1.035                0.383
                                                   -------              -------              -------

LESS DISTRIBUTIONS:
Net Investment Income .................             (0.112)              (0.285)              (0.213)
                                                   -------              -------              -------

Total Distributions ...................             (0.112)              (0.285)              (0.213)
                                                   -------              -------              -------

Net Asset Value, End of Period ........            $ 13.59              $ 30.05              $ 16.23
                                                   =======              =======              =======

TOTAL RETURN(4)(5) ....................               9.09%                3.53%                2.39%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000) ......                  1                   12                   26
Ratios of Expenses to
     Average Net Assets(2)(3) .........               1.13%                1.17%                0.75%
Ratio of Net Investment Income
     to Average Net Assets(3) .........               3.18%                4.02%                6.20%
Portfolio Turnover Rate ...............              42.67%               21.33%               32.89%
Average Commission Rate(6) ............            $ 0.059              $ 0.060                   --

------------------

(1)      Date commenced operations.

(2) Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund and the Intermediate Government Bond Fund would have 1.18% and 1.12%, respectively.

(3)      Annualized.

(4)      Total returns for periods less than one year are not annualized.

(5)      Sales load is not reflected in total return.

(6) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

ADOPTION OF NEW SERVICE PLAN TO REPLACE EXISTING SERVICE PLANS

On November 18, 1997, the Funds' Board of Directors and Board of Trustees adopted a new Service Plan for Class A Shares of the Funds. The existing Service Plans, which were adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, were eliminated. As the new Service Plan will no longer authorize payments pursuant to the Plan to be made for distribution purposes, it was not adopted pursuant to Rule 12b-1. This change is effective December 1, 1997.

As a result of this change, the caption "Rule 12b-1 Fees" over the second column on page 7 of the Prospectus under the section entitled "EXPENSE SUMMARY - ANNUAL OPERATING EXPENSES" has been changed to "Shareholder Servicing Fees." Under the new Service Plan, the maximum service fees payable by each of the Money Market Funds have been reduced from 0.35% (on an annualized basis) of the average daily net asset value of the Fund's Class A Shares to 0.25% (on an annualized basis). Otherwise, the section entitled "MANAGEMENT - SERVICE PLAN" found on page 44 of the Prospectus remains an accurate description of the new Service Plan.

                                      * * *

INTERNATIONAL FUND - APPOINTMENT OF INVESTMENT SUB-ADVISER

To assist Harris Investment Management, Inc. ("HIM") under the Portfolio Management Contract, HIM has entered into an Investment Sub-Advisory Contract with Hansberger Global Investors, Inc. ("Hansberger") on behalf of the International Fund. Hansberger is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides a broad range of portfolio management services to clients in the United States and abroad. Hansberger, 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301, is controlled by Mr. Thomas L. Hansberger, who founded the firm in 1994. Before forming Hansberger in 1994, Mr. Hansberger had served as Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds.

Under the terms of the Sub-Advisory Contract, and subject to the overall control of the Board of Trustees, Harris Trust and HIM, Hansberger will have responsibility for the general management and investment of the Fund's assets. In carrying out its obligations to manage and invest the assets, Hansberger will
(i) obtain and evaluate pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Fund's investment portfolio or may be under consideration for inclusion therein; and (ii) formulate and execute an ongoing program of investment for the Fund, including geographic allocation, consistent with the Fund's investment objective, policies, strategy and restrictions. Under the terms of the Sub-Advisory Contract, HIM will supervise the performance of Hansberger, including Hansberger's adherence to the Fund's investment objective and policies.

Effective August 1, 1997, Hansberger will manage the International Fund's investment portfolio in a manner consistent with its objectives and in accordance with the Fund's current investment policies and restrictions with respect to permitted investment practices. In its investment approach, Hansberger relies heavily on a fundamental analysis of securities, seeking to maximize the scope and effectiveness of the approach by extending its application into many countries around the world. Hansberger believes that this extensive approach may offer more diverse opportunities and the flexibility to shift portfolio investments not only from company to company and industry to industry, but also from country to country, in the search for undervalued securities. Hansberger's approach contrasts with the investment approach that HIM has employed in managing the Fund. Under the management of HIM, the Fund has invested in securities that are typical of those represented in the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, a broad-based index of international securities. Although the Fund will continue to invest in securities contained in the EAFE Index, the Fund will not necessarily emphasize those securities or invest in them in a manner consistent with their weightings in the EAFE Index. In addition, the Fund will tend to hold fewer securities at any given time due to Hansberger's reliance on a security-by-security analysis as opposed to a comprehensive market-based approach.

Compensation under the Sub-Advisory Contract will not increase the amounts that the International Fund pays for advisory services. Under the Sub-Advisory Contract, HIM will bear Hansberger's fees, which will be calculated daily and paid monthly, at an annual rate of 0.75% of the first $25 million of the average net assets of the Fund, 0.50% of the next $75 million, and 0.35% of net assets in excess of $100 million. The Sub-Advisory Contract will continue in effect until February 23, 1999 and thereafter shall continue for successive annual periods provided that the continuation is specifically approved at least annually by the Board of Trustees or by vote of the shareholders of the Fund at a meeting called for the purpose of voting on the Sub-Advisory Contract.

The Hansberger portfolio management team responsible for the management of the Fund will consist of James Chaney, Robert Mazuelos and John Hock. Mr. Chaney, who joined Hansberger in 1996 as Chief Investment Officer, will be the Fund's leader. Prior to joining Hansberger, he was Executive Vice President for Templeton Worldwide and a senior member of its Portfolio Management/Strategy Committee. While at Templeton, Mr. Chaney managed numerous accounts, including the $2.5 billion Foreign Equity Series of Templeton Institutional Funds Inc. Mr. Chaney has worked closely with his predecessor to ensure a smooth transition of management responsibilities. Robert Mazuelos joined Hansberger in 1995 as a research analyst. Prior to joining Hansberger, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. John Hock joined Hansberger in 1996 as a research analyst. Prior to joining Hansberger, he was a senior analyst in the global securities research and economics group at Merrill Lynch.

                                      * * *

MONEY MARKET FUNDS - CHECKWRITING PRIVILEGE

The Money Market Fund, the Government Money Market Fund and the Tax-Exempt Money Market Fund offer a checkwriting privilege. If you are an investor in one of these Funds and have completed the checkwriting application and signature card, you may redeem shares by writing a check against your account. If you are opening a new account and wish to use checkwriting, you must complete the checkwriting application and signature card when completing the account application. If you already have an account, you may contact the Harris Insight Funds at (800) 982-8782 for the necessary forms.

Upon receipt of the necessary forms, checks will be forwarded to you. The minimum check amount is $500. The checkwriting privilege will be subject to the customary rules and regulations governing checkwriting. If your account is registered as belonging to multiple owners (e.g., as joint tenants), each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent. When the check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check, which enables you to continue earning income on those shares until the check is presented for payment. You should make certain that you own a sufficient number of shares to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds." Checks written for amounts that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days or checks written in amounts of less than $500 may be returned. Charges may be imposed for returned checks, stop payment orders, copies of cancelled checks and other special services. The Funds and the Funds' custodian reserve the right to terminate or modify this privilege or to impose a service fee in connection with the privilege.

For information about other services offered by the Harris Insight Funds, see "SHAREHOLDER SERVICES AND POLICIES" in the Prospectus.

                                      * * *

MONEY MARKET FUND - DETERMINATION OF NET ASSET VALUE

As described on page 54 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see "HOW TO BUY SHARES" and "HOW TO SELL SHARES" in the Prospectus.

                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares

               SUPPLEMENT DATED DECEMBER 1, 1997 TO THE PROSPECTUS
                 DATED MAY 1, 1997 AS AMENDED NOVEMBER 14, 1997

FINANCIAL HIGHLIGHTS

The following financial highlights, which are to be inserted as part of the section entitled "FINANCIAL HIGHLIGHTS" beginning on page 10 of the Prospectus, represent selected data for a single Institutional Share of each of the Balanced Fund, the Convertible Securities Fund, the Intermediate Government Bond Fund and Small-Cap Value Fund for the periods shown. This data supplements information contained in the Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                                              INTERMEDIATE
                                                                       CONVERTIBLE             GOVERNMENT             SMALL-CAP
                                                BALANCED FUND        SECURITIES FUND           BOND FUND             VALUE FUND
                                             ------------------     ------------------     ------------------    -------------------
                                               FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                                                 03/24/97(1)            03/24/97(1)            03/24/97(1)            03/24/97(1)
                                                 TO 06/30/97            TO 06/30/97            TO 06/30/97            TO 06/30/97
                                             ------------------     ------------------     ------------------    -------------------
                                                 (UNAUDITED)            (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
Net Asset Value, Beginning of Period ..          $     12.74            $     29.15            $     16.12            $     28.29
                                                 -----------            -----------            -----------            -----------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .................                0.123                  0.348                  0.283                  0.070
Net Realized and Unrealized Gain/(Loss)
     on Investments ...................                0.844                  0.868                  0.110                  3.099
                                                 -----------            -----------            -----------            -----------

Total from Investment Operations ......                0.967                  1.216                  0.393                  3.169
                                                 -----------            -----------            -----------            -----------

LESS DISTRIBUTIONS:
Net Investment Income .................               (0.117)                (0.316)                (0.283)                (0.059)
                                                 -----------            -----------            -----------            -----------

Total Distributions ...................               (0.117)                (0.316)                (0.283)                (0.059)
                                                 -----------            -----------            -----------            -----------

Net Asset Value, End of Period ........          $     13.59            $     30.05            $     16.23            $     31.40
                                                 ===========            ===========            ===========            ===========

TOTAL RETURN(4)(5) ....................                 7.58%                  4.17%                  2.46%                 11.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000) ......               60,440                 58,087                 91,161                 60,986
Ratios of Expenses to
     Average Net Assets(2)(3) .........                 0.88%                  0.92%                  0.50%                  0.99%
Ratio of Net Investment Income
     to Average Net Assets(3) .........                 3.43%                  4.27%                  6.45%                  0.95%
Portfolio Turnover Rate ...............                42.67%                 21.33%                 32.89%                 23.09%
Average Commission Rate(6) ............          $     0.059            $     0.060                     --            $     0.054

------------

(1)      Date commenced operations.

(2) Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund, the Intermediate Government Bond Fund and the Small-Cap Value Fund would have been 0.93%, 0.87% and 1.03, respectively.

(3)      Annualized.

(4)      Total returns for periods less than one year are not annualized.

(5)      Sales load is not reflected in total return.

(6) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

INTERNATIONAL FUND - APPOINTMENT OF INVESTMENT SUB-ADVISER

To assist Harris Investment Management, Inc. ("HIM") under the Portfolio Management Contract, HIM has entered into an Investment Sub-Advisory Contract with Hansberger Global Investors, Inc. ("Hansberger") on behalf of the International Fund. Hansberger is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides a broad range of portfolio management services to clients in the United States and abroad. Hansberger, 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, Florida 33301, is controlled by Mr. Thomas L. Hansberger, who founded the firm in 1994. Before forming Hansberger in 1994, Mr. Hansberger had served as Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc., the parent holding company of the Templeton group of companies. While at Templeton, Mr. Hansberger served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds.

Under the terms of the Sub-Advisory Contract, and subject to the overall control of the Board of Trustees, Harris Trust and HIM, Hansberger will have responsibility for the general management and investment of the Fund's assets. In carrying out its obligations to manage and invest the assets, Hansberger will
(i) obtain and evaluate pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in the Fund's investment portfolio or may be under consideration for inclusion therein; and (ii) formulate and execute an ongoing program of investment for the Fund, including geographic allocation, consistent with the Fund's investment objective, policies, strategy and restrictions. Under the terms of the Sub-Advisory Contract, HIM will supervise the performance of Hansberger, including Hansberger's adherence to the Fund's investment objective and policies.

Effective August 1, 1997, Hansberger will manage the International Fund's investment portfolio in a manner consistent with its objectives and in accordance with the Fund's current investment policies and restrictions with respect to permitted investment practices. In its investment approach, Hansberger relies heavily on a fundamental analysis of securities, seeking to maximize the scope and effectiveness of the approach by extending its application into many countries around the world. Hansberger believes that this extensive approach may offer more diverse opportunities and the flexibility to shift portfolio investments not only from company to company and industry to industry, but also from country to country, in the search for undervalued securities. Hansberger's approach contrasts with the investment approach that HIM has employed in managing the Fund. Under the management of HIM, the Fund has invested in securities that are typical of those represented in the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index, a broad-based index of international securities. Although the Fund will continue to invest in securities contained in the EAFE Index, the Fund will not necessarily emphasize those securities or invest in them in a manner consistent with their weightings in the EAFE Index. In addition, the Fund will tend to hold fewer securities at any given time due to Hansberger's reliance on a security-by-security analysis as opposed to a comprehensive market-based approach.

Compensation under the Sub-Advisory Contract will not increase the amounts that the International Fund pays for advisory services. Under the Sub-Advisory Contract, HIM will bear Hansberger's fees, which will be calculated daily and paid monthly, at an annual rate of 0.75% of the first $25 million of the average net assets of the Fund, 0.50% of the next $75 million, and 0.35% of net assets in excess of $100 million. The Sub-Advisory Contract will continue in effect until February 23, 1999 and thereafter shall continue for successive annual periods provided that the continuation is specifically approved at least annually by the Board of Trustees or by vote of the shareholders of the Fund at a meeting called for the purpose of voting on the Sub-Advisory Contract.

The Hansberger portfolio management team responsible for the management of the Fund will consist of James Chaney, Robert Mazuelos and John Hock. Mr. Chaney, who joined Hansberger in 1996 as Chief Investment Officer, will be the Fund's leader. Prior to joining Hansberger, he was Executive Vice President for Templeton Worldwide and a senior member of its Portfolio Management/Strategy Committee. While at Templeton, Mr. Chaney managed numerous accounts, including the $2.5 billion Foreign Equity Series of Templeton Institutional Funds Inc. Mr. Chaney has worked closely with his predecessor to ensure a smooth transition of management responsibilities. Robert Mazuelos joined Hansberger in 1995 as a research analyst. Prior to joining Hansberger, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. John Hock joined Hansberger in 1996 as a research analyst. Prior to joining Hansberger, he was a senior analyst in the global securities research and economics group at Merrill Lynch.

MONEY MARKET FUND - DETERMINATION OF NET ASSET VALUE

As described on page 45 of the Prospectus, the Money Market Fund normally calculates net asset value (NAV) per share on each day the Fund is open for business by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities) allocable to each class by the number of shares of that class outstanding at the time the determination is made. Shares are purchased and redeemed at their next determined net asset value.

Effective October 17, 1997, the Money Market Fund will determine NAV per share at 2:30 p.m., Eastern time, instead of the previous time, 12:00 noon. Purchase orders received and accepted before 2:30 p.m., Eastern time, will receive that day's NAV per share. For shareholders who have elected the wire redemption privilege, if such a redemption request is received by 2:30 p.m., Eastern time, on a day the Fund and the Fund's transfer agent are open for business, the redemption proceeds normally will be transmitted to the shareholder's bank that same day. For more information about share purchases and redemptions, see "HOW TO BUY SHARES" and "HOW TO SELL SHARES" in the Prospectus.